Summary of significant accounting policies - Contract balance (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Contract assets	$ 52,515,766	$ 35,104,329
Customer deposits (note 14)	$ 1,280,517,005	$ 1,162,430,468